EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits [Abstract]
Group's provision for employee benefits	The Group’s provisions for employee benefits are as follows:

	At December 31,
	2022	2021
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	15,142	18,430
Total present value of defined benefit obligations	15,142	18,430

Other provisions for employees	95,665	82,770
Total provisions for employee benefits	110,807	101,200

Disclosure of defined benefit plans
The following table summarizes the changes in the defined benefit obligations:

	TFR liability	Pension plans	Total
	(€ thousand)
Amounts at December 31, 2020	19,825	105	19,930

Recognized in the consolidated income statement	6	—	6
Recognized in other comprehensive loss/(income) (*)	463	—	463
Other	(1,864)	(105)	(1,969)
Benefits paid	(2,127)	(105)	(2,232)
Other changes	263	—	263
Amounts at December 31, 2021	18,430	—	18,430

Recognized in the consolidated income statement	22	—	22
Recognized in other comprehensive income/(loss)(*)	(1,605)	—	(1,605)
Other	(1,705)	—	(1,705)
Benefits paid	(1,731)	—	(1,731)
Other changes	26	—	26
Amounts at December 31, 2022	15,142	—	15,142
    ______________________________
    (*) Relates to actuarial losses/(gains) from financial assumptions.
The expected future benefit payments for the defined benefit obligations as of December 31, 2022 are as follows:

TFR
(€ thousand)
2023	1,740
2024	1,448
2025	1,458
2026	1,402
2027	1,518
2028 - 2032	6,019
Total	13,585

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2022			2021			2020
	TFR	Pension plans	Total	TFR	Pension plans	Total	TFR	Pension plans	Total
	(€ thousand)
Current service cost	—	—	—	6	—	6	—	—	—
Interest expense	22	—	22	—	—	—	25	—	25
Past service adjustments	—	—	—	—	—	—	—	—	—
Total recognized in the consolidated income statement	22	—	22	6	—	6	25	—	25

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions	The sensitivity of the defined benefit obligations to changes in the weighted principal assumptions is:

	At December 31,
	2022		2021
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(904)	1,013	(1,321)	1,507